Loans, Borrowings and Bank Overdrafts - Summary of Changes in Financing Liabilities Arising from Cash and Non-cash Changes (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance	₨ 175,929	₨ 104,514
Cash flow	58,453
Issue expenses on Notes	(298)
Non cash changes, Additions to lease liabilities	12,532	10,404
Non cash changes, Effective interest rate adjustment	77
Non cash changes, foreign exchange movements	651	(417)
Borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance	151,693	83,202
Cash flow	68,310	6,212
Issue expenses on Notes	(298)
Non cash changes, Effective interest rate adjustment	77
Non cash changes, foreign exchange movements	402	(657)
Bank overdrafts [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance	3	130
Cash flow	(127)	(265)
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance	24,233	21,182
Cash flow	(9,730)	(8,660)
Non cash changes, Additions to lease liabilities	12,532	10,404
Non cash changes, foreign exchange movements	₨ 249	₨ 240